Borrowings - Summary of Loans (Detail) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Apr. 27, 2011
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term borrowings – Unsecured	$ 36,420,039	$ 30,857,308
Loans from Government
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term borrowings – Unsecured	7,121,220	7,341,127	$ 10,000,000
Other Long-term Borrowings
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term borrowings – Unsecured	25,210,306	19,521,647
Interest Payables
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term borrowings – Unsecured	$ 4,088,513	$ 3,994,534